-------------------------------------------------------------------------------







SHORT TERM
INCOME
FUND, INC.








                                                    Annual Report
                                                   August 31, 1995











-------------------------------------------------------------------------------

-------------------------------------------------------------------------------


SHORT TERM                              600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND, INC.                       212/830-5200

===============================================================================



Dear Shareholder:


We are pleased to present the annual report of Short Term Income Fund, Inc. for the period September 1, 1994 through August 31, 1995.

The Fund's Money Market Portfolio had 46,101 shareholders and net assets of $879,671,542 as of August 31, 1995. The Government Portfolio had 10,848 shareholders and net assets of $776,390,709 as of August 31, 1995.

We thank you for your support and look forward to continuing to serve your cash management needs.





Sincerely,



/s/ Steven W. Duff


Steven W. Duff
President



-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
AUGUST 31, 1995

===============================================================================


        Face                                                           Maturity                           Value
       Amount                                                            Date           Yield           (Note 1)
       ------                                                            ----           -----            ------
Domestic Securities (55.92%)
Bankers' Acceptances (3.40%)
-----------------------------------------------------------------------------------------------------------------------------------
 $   30,000,000  Trust Company Bank of Atlanta                          09/29/95         5.97%         $ 29,862,800
 --------------                                                                                        ------------
     30,000,000  Total Bankers' Acceptances                                                              29,862,800
 --------------                                                                                        ------------
Certificates of Deposit (2.27%)
-----------------------------------------------------------------------------------------------------------------------------------
 $   20,000,000  American Express Centurian Bank                        09/15/95         5.82%         $ 20,000,000
 --------------                                                                                        ------------
     20,000,000  Total Certificates of Deposit                                                           20,000,000
 --------------                                                                                        ------------

Commercial Paper (30.58 %)
-----------------------------------------------------------------------------------------------------------------------------------
 $    5,000,000  Banco Real S.A. Grand Cayman
                 LOC Barclays Bank                                      10/24/95         5.73%          $ 4,958,483
     40,000,000  Bear Stearns Companies Incorporated                    11/07/95         5.76            39,577,156
     25,000,000  Cemex S.A.
                 LOC Credit Suisse                                      09/11/95         5.79            24,959,931
     10,000,000  Island Finance Puerto Rico Incorporated                09/08/95         5.75             9,988,926
     15,000,000  Island Finance Pureto Rico Incorporated                09/25/95         5.79            14,942,500
     10,000,000  Island Finance Puerto Rico Incorporated                10/20/95         5.80             9,922,008
     40,000,000  Merrill Lynch & Company Incorporated                   09/18/95         5.90            39,890,067
     20,000,000  Michelin Tire Company
                 LOC Societe Generale                                   09/27/95         5.77            19,917,089
     25,000,000  Petroleo Brasilerio S.A.
                 LOC Barclays Bank                                      11/20/95         5.85            24,680,000
     10,000,000  Petroleo Brasilerio S.A.
                 LOC Barclays Bank                                      12/20/95         5.86             9,824,611
     25,133,000  Phillip Morris Company                                 09/29/95         5.75            25,021,186
     20,000,000  Raytheon Company                                       09/07/95         5.77            19,980,867
     10,506,000  Seventy-Five State Street Capital Corporation
                 LOC Banque Paribas                                     10/06/95         5.79            10,447,269
     15,000,000  Unibanco - Uniao de Bancos
                 LOC Westdeutsche Landesbank Girozentrale               10/05/95         5.89            14,917,833
 --------------                                                                                        ------------
    270,639,000  Total Commercial Paper                                                                 269,027,926
 --------------                                                                                        ------------
U.S. Government Agencies (2.54%)
-----------------------------------------------------------------------------------------------------------------------------------
 $   20,000,000  Federal Home Loan Bank                                 11/18/97 (c)     6.25%         $ 20,000,000
      2,337,760  Small Business Administration Variable Loan            08/25/17 (a)     6.75             2,337,760
 --------------                                                                                        ------------
     22,337,760  Total U.S. Government Agencies                                                          22,337,760
 --------------                                                                                        ------------

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------




===============================================================================

      Face                                                               Maturity                           Value
     Amount                                                                 Date         Yield             (Note 1)
     ------                                                                 ----         -----              ------
Medium Term Notes (2.84%)
----------------------------------------------------------------------------------------------------------------------
 $   25,000,000  Bank One (Columbus)                                    03/20/96         5.98 %         $ 25,000,000
 --------------                                                                                         ------------
     25,000,000  Total Medium Term Notes                                                                  25,000,000
 --------------                                                                                         ------------
Short Term Bank Notes (6.82%)
----------------------------------------------------------------------------------------------------------------------
 $   20,000,000  Bank of America                                        10/25/95         5.79 %         $ 20,000,000
     40,000,000  The Boatmen's National Bank of St. Louis, NA           02/28/96         5.80             40,000,000
 --------------                                                                                         ------------
     60,000,000  Total Short Term  Bank Notes                                                             60,000,000
 --------------                                                                                         ------------
Other Notes (0.43%)
----------------------------------------------------------------------------------------------------------------------
 $    3,795,000  Fresno County, CA                                      06/28/96         6.06 %          $ 3,793,074
 --------------                                                                                          -----------
      3,795,000  Total Other Notes                                                                         3,793,074
 --------------                                                                                          -----------
Repurchase Agreement, Overnight (7.04%)
----------------------------------------------------------------------------------------------------------------------
 $   61,900,000  Donaldson, Lufkin & Jenrette Securities Corp.
                 (Collateralized by $49,247,000
                 U.S. Treasury Bonds, 9.125% to 9.250%,
                 due 02/15/16 to 05/15/18)                              09/01/95         5.80%         $  61,900,000
 --------------                                                                                        -------------
     61,900,000  Total Repurchase Agreement, Overnight                                                    61,900,000
 --------------                                                                                        -------------
                 Total Domestic Securities                                                               491,921,560
                                                                                                       -------------
FOREIGN SECURITIES (44.20%)
Foreign Commercial Paper (28.85%)
----------------------------------------------------------------------------------------------------------------------
 $      150,000  All Nippon Airways Co., Ltd.                           09/25/95 (b)    6.25 %           $   150,000
     15,000,000  Bank of Montreal                                       09/01/95        5.83              15,000,000
     25,000,000  Banque Indosuez                                        10/17/95        5.81              24,816,319
     25,000,000  Banque Paribas                                         09/15/95        5.93              24,943,222
     40,000,000  Canadian Imperial Bank of Commerce                     09/28/95        5.90              39,825,700
     40,000,000  Cheltenham & Gloucester                                10/23/95        5.76              39,672,400
     25,000,000  Compagnie Bancaire                                     09/19/95        5.92              24,927,125
     25,000,000  Swedish Export Credit Corporation                      11/17/95        5.75              24,698,149
     20,000,000  Toronto Dominion Bank                                  11/21/95        5.76              19,744,400
     40,000,000  Union Bank of Switzerland                              09/01/95        5.82              40,000,000
 --------------                                                                                         ------------
    255,150,000  Total Foreign Commercial Paper                                                          253,777,315
 --------------                                                                                         ------------
Japanese Yankee Certificates of Deposit (4.55%)
----------------------------------------------------------------------------------------------------------------------
 $   40,000,000  Sumitomo Bank, Limited                                 09/11/95        5.85%           $ 40,000,111
 --------------                                                                                         ------------
     40,000,000  Total Japanese Yankee Certificates of Deposit                                            40,000,111
 --------------                                                                                         ------------

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 1995

===============================================================================


      Face                                                                 Maturity                      Value
     Amount                                                                   Date       Yield          (Note 1)
     ------                                                                   ----       -----           ------
Yankee Certificates of Deposit (10.80%)
--------------------------------------------------------------------------------------------------------------------------
 $  40,000,000  Bank of Nova Scotia                                       10/20/95        5.75%        $  40,000,000
    35,000,000  Bayerische Landesbank Girozentrale                        10/11/95        5.74            34,999,023
    20,000,000  Societe Generale                                          09/22/95        5.80            20,000,000
 -------------                                                                                         -------------
    95,000,000  Total Yankee Certificates of Deposit                                                      94,999,023
 -------------                                                                                         -------------
                Total Foreign Securities                                                                 388,776,449
                                                                                                       -------------
                Total Investments (100.12%) (Cost $880,698,009+)                                         880,698,009
                Liabilities in excess of Cash and Other Assets (-0.12%)                                 (  1,026,467)
                                                                                                       -------------
                Net Assets (100.00%)                                                                   $ 879,671,542
                                                                                                       =============
                Net asset value, offering and redemption price per share:
                Class A shares, 663,423,996 shares outstanding (Note 3)                                $        1.00
                                                                                                       =============
                Class B shares, 218,478,404 shares outstanding (Note 3)                                $        1.00
                                                                                                       =============
              + Aggregate cost for federal income tax purposes is identical.





FOOTNOTES:

(a) This is a small business administration variable pool certificate. The interest rate is adjusted periodically based upon the prime rate.


(b) This is a floating rate Foreign Commercial Paper. The interest rate is adjusted weekly based upon the 3-month Treasury Bill Auction.

(c) This is a floating rate federal home loan bank note. The interest rate is adjusted daily based upon the prime rate.



-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF NET ASSETS
AUGUST 31, 1995

===============================================================================

       Face                                                                      Maturity                           Value
      Amount                                                                       Date            Yield           (Note 1)
      ------                                                                       ----            -----            ------

Repurchase Agreements, Overnight (67.97%)
-----------------------------------------------------------------------------------------------------------------------------------
$   100,000,000  CS First Boston (Collateralized $76,100,000 U.S. Treasury Bonds,
                 10.375% to 13.125%, due 5/15/01 to 11/15/12)                    09/01/95           5.76%       $ 100,000,000
    127,676,000  Fuji Securities, Inc. (Collateralized by $124,720,000
                 U.S. Treasury Notes, 4.750% to 7.125%, due 9/30/96 to 10/15/98) 09/01/95           5.80          127,676,000
     100,000,000 Goldman Sachs (Collateralized by $56,412,000
                 U.S. Treasury Notes, 5.625% to 7.875%, due 2/15/96 to 8/15/03
                 and 47,685,000 U.S. Treasury Bill, due 3/07/96)                 09/01/95           5.75          100,000,000
     200,000,000 Morgan (J.P.) Securities, Inc. (Collateralized by $198,000,000
                 U.S. Treasury Notes, 7.250%, due 11/30/96)                      09/01/95           5.80          200,000,000
----------------                                                                                                -------------
     527,676,000 Total Repurchase Agreements, Overnight                                                           527,676,000
----------------                                                                                                -------------
U.S. Government Agencies (3.73%)
-----------------------------------------------------------------------------------------------------------------------------------
$     1,055,998  Small Business Administration Variable Loan                      09/25/09   (a)     6.96 %   $      1,054,945
     10,667,255  Small Business Administration Variable Loan                      05/25/14   (a)     7.16           10,657,971
      2,109,492  Small Business Administration Variable Loan                      09/25/14   (a)     6.97            2,107,964
      1,333,870  Small Business Administration Variable Loan                      10/25/14   (a)     7.21            1,332,820
      5,129,122  Small Business Administration Variable Loan                      11/25/14   (a)     6.99            5,105,738
      6,316,773  Small Business Administration Variable Loan                      12/25/14   (a)     6.97            6,303,603
      2,379,675  Small Business Administration Variable Loan                      04/25/17   (a)     7.25            2,379,675
---------------                                                                                                ---------------
     28,992,185  Total U.S. Government Agencies                                                                     28,942,716
---------------                                                                                                ---------------
U.S. Government Obligations (28.52%)
--------------------------------------------------------------------------------------------------------------------------------
$    25,000,000  U.S. Treasury Bill                                               09/07/95           6.19           24,975,000
     25,000,000  U.S. Treasury Bill                                               10/05/95           6.12           24,859,750
     25,000,000  U.S. Treasury Bill                                               12/07/95           5.54           24,636,924
     25,000,000  U.S. Treasury Bill                                               12/14/95           5.59           24,606,389
     25,000,000  U.S. Treasury Bill                                               12/21/95           5.56           24,582,594
     25,000,000  U.S. Treasury Bill                                               01/11/96           5.50           24,509,583
     25,000,000  U.S. Treasury Bill                                               01/18/96           5.55           24,478,750
     50,000,000  U.S. Treasury Bill                                               02/08/96           5.63           48,785,555
---------------                                                                                                ---------------
    225,000,000  Total U.S. Government Obligations                                                                 221,434,545
---------------                                                                                                ---------------
                 Total Investments(100.22%)(Cost $778,053,261+)                                                    778,053,261
                 Liabilities in Excess of Cash and Other Assets(-0.22%)                                        (     1,662,552)
                                                                                                               ---------------
                 Net Assets(100.00%)                                                                           $   776,390,709
                                                                                                               ===============
                 Net asset value, offering and redemption price per share:
                 Class A shares, 469,591,744 shares outstanding(Note 3)                                        $          1.00
                                                                                                               ===============
                 Class B shares, 306,798,965 shares outstanding(Note 3)                                        $          1.00
                                                                                                               ===============

            +    Aggregate cost for federal income tax purposes is identical.

     (a) This is a small business administration variable pool certificate. The interest rate is adjusted periodically based upon the prime rate.

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
STATEMENTS OF OPERATIONS
YEAR ENDED AUGUST 31, 1995

===============================================================================


                                                                                 Money Market         U.S. Government
                                                                                  Portfolio              Portfolio
                                                                            -------------------     -------------------
INVESTMENT INCOME
Income:
    Interest..............................................................  $        47,228,729     $        37,536,309
                                                                            -------------------     -------------------
Expenses: (Note 2)
    Investment management fee.............................................            2,520,468               1,717,027
    Administration fee....................................................            1,686,530               1,323,622
    Distribution fee (Class A)............................................            1,533,545               1,065,325
    Custodian, shareholder servicing and related
         shareholder expenses.............................................            1,994,421                 430,048
    Legal, compliance and filing fees.....................................               85,925                  53,698
    Audit and accounting..................................................               92,951                  60,748
    Directors' fees ......................................................               29,308                  16,773
    Miscellaneous.........................................................               30,571                  16,638
                                                                            -------------------     -------------------
        Total expenses....................................................            7,973,719               4,683,879
        Less fees waived (Note 2).........................................  (         1,144,984)               --
                                                                            -------------------     -------------------
            Net expenses..................................................            6,828,735               4,683,879
                                                                            -------------------     -------------------
Net investment income.....................................................           40,399,994              32,852,430
                                                                            -------------------     -------------------
REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments...................................  (        11,438,610)                  19,188
                                                                            -------------------     --------------------
Increase in net assets from operations....................................  $        28,961,384     $         32,871,618
                                                                            ===================     ====================

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------


SHORT TERM INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED AUGUST 31, 1995 AND 1994


===============================================================================

                                                  Money Market Portfolio                U.S. Government Portfolio
                                           -------------------------------------  -----------------------------------
                                                 1995                1994               1995               1994
                                           ----------------   ------------------  ---------------   -----------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income..................  $     40,399,994   $     35,247,405    $    32,852,430   $     14,748,649
  Net realized gain (loss) on investments  (     11,438,610)  (        462,944)            19,188              6,185
                                           ----------------   ----------------    ---------------   ----------------
  Increase in net assets from operations.        28,961,384         34,784,461         32,871,618         14,754,834
Dividends to shareholders:
  Net investment income
    Class A..............................  (    28,998,644)   (      20,224,664)  (    20,587,273)  (     11,731,317)
    Class B..............................  (    11,207,955)   (      15,022,741)  (    12,265,157)  (      3,017,332)
  Net realized gain on investments
    Class A..............................          --         (           6,463)  (        11,606)* (          5,034)
    Class B..............................          --         (           4,353)  (         7,582)* (          1,151)
Capital share transactions (Note 3):
    Class A..............................  (    13,625,381)   (      29,024,564)       70,892,796   (     30,464,588)
    Class B..............................  (   203,707,058)   (      30,907,624)      226,602,774   (     21,194,952)
Contribution of capital from
         investment manager (Note 2).....         9,488,117            --                 --                 --
                                           ----------------   -----------------    ---------------   ---------------
    Total increase (decrease)............  (    219,089,537)  (      60,405,948)      297,495,570   (     51,659,540)
Net assets:
    Beginning of year....................     1,098,761,079       1,159,167,027       478,895,139        530,554,679
                                           ----------------   -----------------    --------------    ---------------
    End of year..........................  $    879,671,542   $   1,098,761,079    $  776,390,709    $   478,895,139
                                           ================   =================    ==============    ===============


* Represents a Long Term Capital Gain distribution of $0.000024715 per share declared to shareholders of record as of August 31, 1995 and paid on September
  15, 1995.


-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------


SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS


===============================================================================

1. Summary of Accounting Policies.

Short Term Income Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is presently comprised of two Portfolios, Money Market Portfolio and U.S. Government Portfolio, with each Portfolio having two classes of stock authorized, Class A and Class B. The Class A shares of each Portfolio are subject to a service fee pursuant to each Portfolio's Distribution and Service Plan. The Class B shares are not subject to a service fee. In all other respects, the Class A and Class B shares represent the same interest in the income and assets of each respective Portfolio. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows.

     a) Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

     b) Federal Income Taxes -

     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -

     Dividends from investment income (including realized capital gains and losses), determined on a class level, are declared daily and paid monthly. With respect to the Money Market Portfolio, realized capital gains and losses are excluded.

     d) General -

     Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Management Contract, the Money Market Portfolio pays a management fee to Reich & Tang Asset Management, L.P. (the Manager) at the annual rate of .30% of the Portfolio's average daily net assets not in excess of $750 million, plus
 .29% of such assets in excess of $750 million but not in excess of $1 billion, plus .28% of such assets in excess of $1 billion but not in excess of $1.5 billion, plus .27% of such assets in excess of $1.5 billion. The U.S. Government Portfolio pays a management fee to the Manager equal to .275% of the Portfolio's average daily net assets not in excess of $250 million, plus .25% of such assets in excess of $250 million. The Manager has agreed to reimburse the Fund for its
net   operating   expenses   (exclusive  of  taxes,   brokerage,   interest  and
extraordinary expenses) to the extent that such expenses, including the management fee, for any fiscal year exceed 1% of the average daily net assets of each Portfolio for such fiscal year. No such reimbursement was required for the year ended August 31, 1995.

Pursuant to an Administrative Services Agreement, each Portfolio pays to the Manager an annual fee of .20% of each Portfolio's average daily net assets not in excess of $1.25 billion, plus .19% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .18% of such assets in excess of $1.5 billion.


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================
2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P. (the Distributor) entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to the Class A shares of each Portfolio. For its services under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio with respect only to the Class A shares, a service fee equal to .25% of 1% per annum of each Portfolio's average daily net assets.

For the year ended August 31, 1995 the Manager voluntarily waived investment management fees and administration fees of $1,060,569 and $84,415, respectively, of the Money Market Portfolio.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $9,000 per annum plus $1,250 per meeting attended.

Included in the Statements of Operations under the caption "Custodian, shareholder servicing and related shareholder expenses" are fees of $619,400 and $135,121 for the Money Market Portfolio and the U.S. Government Portfolio, respectively, paid to Fundtech Services L.P., an affiliate of the Manager as servicing agent for the Fund.

On November 4, 1994, in order to maintain the net asset value of the Money Market Portfolio at $1.00, the Manager purchased U.S. Government Agency Securities, from the Money Market Portfolio for $130,750,000 which was equal to the Money Market Portfolio's amortized cost or carrying value on that date. The securities had a fair value of $121,261,883 on this date. The excess over fair value ($9,488,117) that was paid by the Manager has been classified by the Money Market Portfolio as a realized loss in the Statement of Operations and a capital contribution in the Statement of Changes in Net Assets.

3. Capital Stock.

At August 31, 1995, 10,000,000,000 shares of $.001 par value stock were authorized and capital paid in for the Money Market Portfolio and the U.S. Government Portfolio amounted to $881,902,400 and $776,390,709, respectively. Transactions in capital stock, all at $1.00 per share, were as follows:

                                             Money Market Portfolio                     U.S. Government Portfolio
                                       ----------------------------------          -----------------------------------
                                           Year                  Year                   Year                 Year
                                           Ended                 Ended                  Ended                Ended
                                          8/31/95               8/31/94                8/31/95              8/31/94
                                       ------------         -------------          -------------        --------------
Class A
Sold................................    697,072,360          1,700,098,534           564,854,707          536,615,973
Issued on reinvestment of dividends.     25,911,372             18,107,312            19,605,821           11,148,576
Redeemed............................  ( 736,609,113)        (1,747,230,410)        ( 513,567,732)       ( 578,229,137)
                                      -------------         --------------         -------------        -------------
Net increase (decrease).............  (  13,625,381)        (   29,024,564)           70,892,796        (  30,464,588)
                                      =============         ==============         =============        =============
Class B
Sold................................    515,705,468          1,029,117,086         1,119,846,439          708,239,603
Issued on reinvestment of dividends.     11,057,107             14,662,636            10,643,618            2,404,230
Redeemed............................  ( 730,469,633)        (1,074,687,346)        ( 903,887,283)       ( 731,838,785)
                                      -------------         --------------         -------------        -------------
Net increase (decrease).............  ( 203,707,058)        (   30,907,624)          226,602,774        (  21,194,952)
                                      =============         ==============         =============        =============

4. Sales of Securities.

Accumulated undistributed realized losses of the Money Market Portfolio at August 31, 1995 amounted to $2,424,253. At August 31, 1995 the Fund had tax basis capital losses of $2,413,437 which may be carried forward to offset future capital gains through August 31, 2002.

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

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SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

===============================================================================
5. Selected Financial Information.

                                                                             Money Market Portfolio
                                                                              Year Ended August 31,
                                                 ----------------------------------------------------------------------------------
                                                         1995                 1994                1993             1992     1991
                                                 ------------------    -----------------   ------------------    -------  -------
                                                 Class A    Class B    Class A   Class B   Class A   ClassB**
                                                 -------    -------    -------   -------   -------   --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of year               $ 1.00      $1.00      $1.00     $1.00     $1.00     $1.00       $1.00    $1.00
                                                 -------    -------    -------   -------  ---------  --------    -------  -------
Income from investment operations:
Net investment income                              0.047      0.050      0.029     0.031     0.027     0.021       0.041    0.063
Less distributions:
Dividends from net investment income               0.047      0.050      0.029     0.031     0.027     0.021       0.041    0.063
                                                 -------    -------    -------   -------   -------   -------     -------  -------

Net asset value, end of year                      $1.00      $1.00     $ 1.00     $1.00    $ 1.00     $1.00       $1.00    $1.00
                                                 =======    =======    =======   =======   =======   =======     =======  =======

Total Return.........                              4.82%++    5.08%++    2.93%     3.19%     2.69%     2.84%*      4.13%    6.48%
Ratios/Supplemental Data
Net assets, end of year (000)                   $661,795   $217,877   $676,756  $422,005  $706,074  $453,093    $694,635 $676,604
Ratios to average net assets:
Expenses.............                              0.88%+     0.62%+     0.91%     0.67%     0.91%+    0.71%*      0.83%    0.81%
Net investment income                              4.75%      4.90%      2.89%     3.13%     2.59%+    2.75%*      4.03%    6.34%


                                                                           U.S. Government Portfolio
                                                                             Year Ended August 31,
                                                   ------------------------------------------------------------------------------
                                                         1995                1994                1993            1992        1991
                                                   ----------------   ----------------    ------------------  ----------  --------
                                                   Class A  Class B   Class A  Class B    Class A   Class B**
                                                   -------  -------   -------  -------    -------   ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of year                 $ 1.00    $1.00     $1.00     $1.00     $1.00      $1.00     $1.00       $1.00
                                                   -------  -------   -------   ------     ------     ------    ------      -----
Income from investment operations:
Net investment income                                0.048    0.051    0.028      0.030     0.025     0.021      0.039      0.061
Less distributions:
Dividends from net investment income                 0.048    0.051    0.028      0.030     0.025     0.021      0.039      0.061
                                                   -------  -------   ------    -------   -------    -------    ------     ------
Net asset value, end of year                        $1.00    $1.00    $1.00      $1.00     $1.00     $1.00      $1.00      $1.00
                                                   =======  =======   ======    =======   =======    =======    ======     ======
Total   Return.........                              4.93%    5.19%    2.79%      3.04%     2.56%     2.75%*     3.98%      6.25%
Ratios/Supplemental Data
Net assets, end of year (000)                     $469,592 $306,799 $398,699    $80,196  $429,164  $101,391   $579,526   $596,085
Ratios to average net assets:
Expenses.............                                0.80%    0.55%    0.85%      0.60%     0.85%     0.63%*     0.77%      0.76%
Net investment income                                4.83%    5.20%    2.75%      2.98%     2.52%     2.68%*     3.92%      5.96%


*    Annualized
**   Distribution of Class B shares commenced November 30, 1992.
+    Net of management,  and administration  fees waived equivalent to 0.13% and
     0.01%. In addition,  in 1993 shareholder servicing fees equivalent to 0.03%
     were waived only with respect to Class A.
++   Includes the effect of a capital  contribution from the Manager without the capital  contribution,  the total  return would have been 3.42% for Class A and 3.69% for Class B.

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


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SHORT TERM INCOME FUND, INC.
INDEPENDENT AUDITOR'S REPORT


===============================================================================


The Board of Directors and Shareholders
Short Term Income Fund, Inc.


We have audited the accompanying statements of net assets of Money Market Portfolio and the U.S. Government Portfolio of Short Term Income Fund, Inc. as of August 31, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the selected financial information for each of the five years in the period then ended. These financial statements and selected financial information are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and selected financial information based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and selected financial information referred to above present fairly, in all material respects, the financial position of the Money Market Portfolio and the U.S. Government Portfolio of Short Term Income Fund, Inc. as of August 31, 1995, the results of its operations, the changes in its net assets and the selected financial information for the periods indicated, in conformity with generally accepted accounting principles.



/s/ McGladrey & Pullen, LLP



New York, New York
September 27, 1995


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

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This report is submitted for the general  information of the shareholders of the
Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its
management,     marketability    of    shares,     and    other     information.
-------------------------------------------------------------------------------



Short Term Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian, Transfer Agent & Dividend
     Disbursing Agent
     Investors Fiduciary Trust Company
     127 West 10th Street
     Kansas City, Missouri 64105

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